Shareholder Fees - VIPTargetVolatilityPortfolio-ServiceService2PRO	Apr. 29, 2024 USD ($)
VIPTargetVolatilityPortfolio-ServiceService2PRO | VIP Target Volatility Portfolio
Shareholder Fees:
(fees paid directly from your investment)